ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 7. ACCRUED EXPENSES

Accrued expenses consist of the following:

(Amounts in 000’s)	March 31, 2023	December 31, 2022
Accrued employee benefits and payroll-related	$433	$539
Real estate and other taxes (1)	2,502	2,428
Self-insured reserve	66	80
Accrued interest	223	210
Unearned rental revenue	—	43
Medicaid overpayment - Healthcare Services	52	169
Other accrued expenses	1,978	1,567
Total accrued expenses	$5,254	$5,036

(1)	March 31, 2023 includes approximately $2.2 million of franchise tax accruals for the Healthcare Services segment. December 31, 2022 includes approximately $2.1 million of franchise tax accruals for the Healthcare Services segment.

NOTE 7. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31,
Amounts in (000’s)	2022	2021
Accrued employee benefits and payroll related	$539	$343
Real estate and other taxes (1)	2,428	1,391
Self-insured reserve	80	162
Accrued interest	210	206
Unearned rental revenue	43	192
Medicaid overpayment - Healthcare Services	169	1,529
Other accrued expenses	1,567	1,164
Total	$5,036	$4,987

(1)	In 2022, includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition in 2020 as well as $1.3 million of our own dates of operation under the Healthcare Services segment and approximately $0.3 million property tax accrual for the twelve months ended December 31, 2022 for the Real Estate segment. In 2021, includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition and approximately $0.3 million bed tax accrual for the twelve months ended December 31, 2021 for the Healthcare Services segment.